CONFIDENTIAL

FOR COMMISSION USE ONLY

INNOPHOS, INC.

INNOPHOS MEXICO HOLDINGS, LLC

259 Prospect Plains Road,

Cranbury, New Jersey 08512

November 23, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:    Innophos, Inc. and Innophos Mexico Holdings, LLC

     Registration Statement on Form S-4

Ladies and Gentlemen:

Innophos, Inc. (the “Company”) and Innophos Mexico Holdings, LLC (the “Guarantor” and, collectively with the Company, the “Registrants”) have filed with the Securities and Exchange Commission (the “Commission”) a joint Registration Statement on Form S-4 (the “Registration Statement”) in connection with the Company’s proposed offer (the “Exchange Offer”) to exchange an aggregate principal amount of up to $190,000,000 8.875 % Senior Subordinated Notes due 2014 (the “Old Notes”) for up to $190,000,000 8.875% Senior Subordinated Notes due 2014 (the “New Notes”). The obligations of the Company under the New Notes will be guaranteed by the Guarantor.

This letter is to supplementally advise the Commission that the Registrants are registering the Company’s Exchange Offer in reliance on the Commission’s position enunciated in Exxon Capital Holdings Corporation (available May 13, 1988) (“Exxon Capital”), Morgan Stanley & Co. Incorporated (available June 5, 1991) and Shearman & Sterling (available July 2, 1993).

The Registrants hereby represent that they and their affiliates have not entered into any arrangement or understanding with any person to distribute the New Notes to be received in the Exchange Offer and, to the best of the Registrants’ information and belief, each person participating in the Exchange Offer is acquiring the New Notes in its ordinary course of business and has no arrangement or understanding with any person to participate in the distribution of the New Notes to be received in the Exchange Offer. In this regard, the Registrants will make each person participating in the Exchange Offer aware (through the Exchange Offer prospectus) that any securityholder using the Exchange Offer to participate in a distribution of the securities to be acquired in the Exchange Offer (i) could not rely on the staff position enunciated in Exxon Capital or interpretive letters to similar effect and must comply with the registration and prospectus delivery requirements of the Securities Act of 1933, as amended (the “Securities Act”) in connection with a secondary resale transaction, and (ii) if such person is a broker-dealer who acquired Old Notes for its own account as a result of market-making activities or other trading activities and who receives New Notes pursuant to the Exchange Offer, such person may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of the New Notes received in respect of such Old Notes pursuant to the Exchange Offer, which may be the prospectus for the Exchange Offer so long as it contains a plan of distribution with respect to the resale transactions (such plan of distribution need not name the broker-dealer or disclose the amount of New Notes held by the broker-dealer). The Registrants acknowledge that such a secondary resale transaction by a person participating in the Exchange Offer for the purpose of distributing the New Notes should be covered by an effective registration statement containing the selling securityholder information required by Item 507 of Regulation S-K.

The Registrants also hereby represent that they have included in the Letter of Transmittal to be executed by an exchange offeree in order to participate in the Exchange Offer the following additional provision: If the exchange offeree is a broker-dealer holding Old Notes acquired for its own account as a result of market making activities or other trading activities, an acknowledgment that it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of New Notes received in respect of such Old Notes pursuant to the Exchange Offer.

The Registrants also hereby represent that they have included in the Letter of Transmittal to be executed by the exchange offeree a representation to the effect that, by accepting the Exchange Offer, the exchange offeree represents to the Registrants that it is not engaged in, and does not intend to engage in, a distribution of the New Notes.

Very truly yours,

/s/ Richard Heyse

Richard Heyse

Chief Financial Officer

Innophos, Inc.

/s/ Richard Heyse

Richard Heyse

Chief Financial Officer

Innophos Mexico Holdings, LLC